Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Jun. 30, 2023
Disclosure Of Leases [Abstract]
Disclosure of additional lease information	Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, as follows:

Vehicles	3.4 years
Buildings	4.9 years
Machines and equipment	3 years

Disclosure of quantitative information about right-of-use assets	Right-of-use assets

	Vehicles	Buildings	Machinery and equipment	Total

Cost	74,604	124,594	46,110	245,308
Accumulated depreciation	(28,756)	(60,564)	(15,809)	(105,129)

Balance at June 30, 2022	45,848	64,030	30,301	140,179

Cost	120,052	141,915	73,236	335,203
Accumulated depreciation	(54,560)	(77,732)	(29,232)	(161,524)

Balance at June 30, 2023	65,492	64,183	44,004	173,679

Disclosure of quantitative information about lease liabilities	Lease liabilities

	2023	2022

Vehicles	68,420	49,588
Buildings	85,839	80,768
Machinery and equipment	30,160	24,897

Total	184,419	155,253

Current	85,865	69,226
Non-current	98,554	86,027